Financial instruments (Schedule of net position consisted of contracts awaiting final pricing) (Details) - Embedded Derivatives [Member] lb in Thousands	Dec. 31, 2021 lb oz $ / OZ $ / lbs	Dec. 31, 2020 lb oz $ / OZ $ / lbs
Copper [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | lb	75,681	47,901
Average YTD price ($/unit) | $ / lbs	4.42	3.52
Gold [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | oz	27,304	18,106
Average YTD price ($/unit) | $ / OZ	1,828	1,894
Silver [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | oz	125,800	123,380
Average YTD price ($/unit) | $ / OZ	23.33	26.35